COMMITMENTS AND GUARANTEES - Financial Guarantees (Detail) $ in Millions	12 Months Ended
Jan. 03, 2015 USD ($)
Guarantor Obligations [Line Items]
Maximum Potential Payment	$ 163.8
Carrying Amount of Liability	13.1
Guarantees on the residual values of leased properties
Guarantor Obligations [Line Items]
Maximum Potential Payment	34.4
Carrying Amount of Liability	$ 0.0
Standby letters of credit
Guarantor Obligations [Line Items]
Term	P3Y
Maximum Potential Payment	$ 90.5
Carrying Amount of Liability	$ 0.0
Commercial customer financing arrangements
Guarantor Obligations [Line Items]
Term	P6Y
Maximum Potential Payment	$ 38.9
Carrying Amount of Liability	$ 13.1
Minimum | Guarantees on the residual values of leased properties
Guarantor Obligations [Line Items]
Term	P1Y
Maximum | Guarantees on the residual values of leased properties
Guarantor Obligations [Line Items]
Term	P4Y